RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Disclosure of Information About Key Management Personnel
The remuneration of key management which includes directors and management personnel responsible for planning, directing, and controlling the activities of the Company during the period was as follows:

	For the year ended December 31,

	2024	2023
Short-term compensation (1)	$6,034	$7,317
Share-based payments (2)	24,747	33,319
Consulting fees (3)	130	130
	$30,911	$40,766
(1)
Short-term compensation to key management personnel for the year ended December 31, 2024 amounted to $6,034 (2023 - $7,317) of which $6,034 (2023 - $7,100) was expensed and included in salaries, benefits, and directors’ fees on the statement of net income (loss) and comprehensive income (loss). The remaining $nil (2023 - $217) was capitalized to exploration and evaluation assets.
(2)
Share-based payments to key management personnel for the year ended December 31, 2024 amounted to $24,747 (2023 - $33,319) of which $24,747 (2023 - $32,793) was expensed and $nil (2023 - $526) was capitalized to exploration and evaluation assets.
(3)
The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2024 amounting to $130 (2023 - $130).